KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants' Report on Applying Agreed-Upon Procedures

Automotive Rentals, Inc. (the “Company”)
Mizuho Securities USA LLC
(together, the “Specified Parties”)

Re:  ARI Fleet Lease Trust 2022-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “Revised Data Tape 020822.xlsx” (the “Lease Data File”) provided by the Company on February 18, 2022, containing certain information on 22,060 automobile lease contracts (the “Leases”) as of January 31, 2022 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2022-A; and, (ii) an electronic data file entitled “Dispositions - 2021.xlsx” (the “Disposition Data File”) provided by the Company on February 10, 2022, containing certain information related to dispositions of Leases by the Company during calendar year 2021. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

-	Motor Vehicle Lease Agreement

-	Certificate of Insurance Coverage

-	Certificate of Liability Insurance

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

-	Company’s asset system

-	Company’s GDT internal accounting system of record

The Source Documents were represented by the Company to be either the original Source Documents, a copy of the original Source Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry System provided by the Company.

•	The term “Rate History Schedule” means an electronic data file provided by the Company on February 22, 2022, containing certain index rate history information.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on March 16, 2022, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•
The term “Additional Insured Schedule” mean an electronic data file provided by the Company on March 16, 2022, containing a listing of insured entities and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Provided Information / Company’s Instructions” columns below.

•	The term “Provided Information” means the Source Documents, Title Documents, Rate History Schedule, Titling Trust Owners Schedule, Additional Insured Schedule, and Instructions.

Prior to being provided the Lease Data File, we received an earlier version of the data file on which to perform our procedures. The Lease Data File represents the revised information reflecting the removal of one automobile lease contract from the original data file. We performed the procedures on the Lease Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

B.
For each Sample Lease, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Provided Information utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Lease Data File to the Provided Information, utilizing the Instructions, for each of the attributes, constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information
VEHICLE NO	Motor Vehicle Lease Agreement, Company’s asset system
LESSEE CODE	Motor Vehicle Lease Agreement, Company’s asset system
END BALANCE	Company’s asset system
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
STATE	Title Documents
CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT
Company’s asset system, Motor Vehicle Lease Agreement
For Sample Lease #68, which was billed for multiple months, recompute the MTHLY AMORT as the monthly payment amount divided by the number of months billed; For Sample Lease #92, which is an amortized lease, recompute the MTHLY AMORT as the CAP COST divided by the TERM.

BILLED RATE
Motor Vehicle Lease Agreement, Company’s asset system, Rate History Schedule.
For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Company’s asset system “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Company’s asset system.

MAKE	Motor Vehicle Lease Agreement. If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Company’s asset system
ADMIN AMT	Motor Vehicle Lease Agreement, Company’s asset system
OPEN/CLOSE	Motor Vehicle Lease Agreement

C.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or the Company’s asset system.

•	We observed that an internal approval date was populated in the “Last Review” field in the Company’s asset system. We make no representation regarding the validity of such approval.

•	We observed that the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage or a Certificate of Liability Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”). A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes listed below to the corresponding information including in the Provided Information utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Disposition Data File to the Provided Information, utilizing the Instructions, for each of the attributes, constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information
ORIGINATION DATE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CLIENT NAME	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MAKE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CAP COST	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
YEAR	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
SALE PROCEEDS	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
March 31, 2022

Exhibit A
The Sample Leases
Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	20066462	51	21164926	101	19313316
2	20238841	52	21264802	102	19346131
3	17383518	53	21053486	103	20154663
4	19339908	54	19346139	104	19171545
5	20162767	55	21180494	105	21158299
6	21029260	56	21041955	106	21010606
7	20174425	57	19209551	107	21169564
8	19142988	58	20004826	108	21016985
9	19344810	59	19248747	109	20178034
10	21013226	60	20296197	110	19196966
11	20293361	61	18064144	111	20178060
12	20002584	62	21294675	112	17019636
13	21269908	63	19351925	113	19309375
14	20294871	64	18051690	114	17384538
15	17123162	65	16507997	115	20047754
16	19341853	66	18358004	116	19145732
17	21014803	67	20214844	117	19322809
18	21009438	68	21118218	118	20280310
19	16299166	69	20178020	119	20194568
20	21185500	70	20064614	120	19056245
21	21029228	71	20278182	121	20281826
22	19330754	72	17149241	122	16487835
23	21027800	73	19296591	123	20132580
24	20205364	74	20213984	124	21194951
25	20166765	75	16246636	125	20003314
26	17191209	76	18334029	126	17291502
27	17116709	77	21180622	127	19346107
28	17260725	78	20191628	128	20033372
29	20047800	79	21059038	129	16169225
30	20003310	80	19300217	130	19317333
31	20066694	81	18275303	131	20275675
32	20191375	82	19227424	132	17035216
33	19247704	83	21037307	133	19227206
34	16233113	84	18384123	134	17272358
35	21002392	85	20045815	135	21027813
36	21016643	86	18364621	136	20070647
37	17077500	87	20314130	137	21164406
38	19261411	88	21015670	138	21037257
39	19174026	89	20211352	139	17260742
40	21002382	90	19351717	140	21031854
41	19148587	91	19322710	141	21058970
42	20294896	92	20291386	142	18064146
43	21007205	93	21017417	143	20191946
44	20268349	94	21058987	144	18064553
45	20003958	95	16341304	145	21274571
46	21148998	96	20269236	146	20055543
47	18107327	97	21073410	147	18175339
48	20164083	98	21186326	148	19255074
49	19139686	99	21150522	149	19322142
50	21160859	100	21265288	150	20091461

Exhibit B
The Sample Dispositions

Sample Disposition Number	Vehicle ID
1	8581026
2	9545215
3	10643332
4	9806530
5	10880139
6	7450405
7	8998553
8	11508404
9	8861509
10	10077264
11	11357843
12	10439780
13	10871281
14	10595907
15	8453334
16	8922238
17	10241607
18	10441852
19	10859128
20	10476594
21	11417643
22	11084781
23	10623816
24	9573939
25	9248325
26	10717022
27	10237006
28	3400212
29	7246438
30	10486068
31	10880146
32	10650292
33	8569090
34	9979591
35	6273604
36	9060766
37	11120169
38	9613362
39	9265627
40	9428301

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
Automotive Resources International
Automotive Resource International
Automotive Resources, Inc.
Automotive Resource, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI Fleet LT Automotice Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT

Exhibit C Additional Insured Schedule (continued) Automotive Rental, Inc. AND Ari Fleet LT ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT
ARI,ARI Fleet LT & Automotive RentaL, iNC
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT
Automotive Rentals & ARI Fleet, LT
Automotive Rental, Inc and ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT
ARI, Automotive Rentals Inc., ARI Fleet LT

Exhibit D Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp
ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors
ARI FLEET LT INC
ARI Fleet LT Lessor
ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL
ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd
LSR ARI FLEET LT